Quarterly Report
December 31, 2022
MFS®  Total Return Fund
MTR-Q1

Portfolio of Investments
12/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 58.9%
Aerospace & Defense – 2.2%
Honeywell International, Inc.	243,420	$52,164,906
Howmet Aerospace, Inc.	900,774	35,499,503
L3Harris Technologies, Inc.	228,282	47,530,595
Northrop Grumman Corp.	53,445	29,160,127
		$164,355,131
Alcoholic Beverages – 0.4%
Constellation Brands, Inc., “A”	114,889	$26,625,526
Automotive – 1.6%
Aptiv PLC (a)	398,250	$37,089,022
Lear Corp.	286,329	35,510,523
LKQ Corp.	878,014	46,894,728
		$119,494,273
Broadcasting – 0.7%
Omnicom Group, Inc.	565,638	$46,139,092
Warner Bros. Discovery, Inc. (a)	640,145	6,068,574
		$52,207,666
Brokerage & Asset Managers – 3.0%
Cboe Global Markets, Inc.	232,130	$29,125,351
Charles Schwab Corp.	1,762,172	146,718,441
Invesco Ltd.	992,845	17,861,282
NASDAQ, Inc.	569,769	34,955,328
		$228,660,402
Business Services – 2.5%
Accenture PLC, “A”	137,203	$36,611,249
Amdocs Ltd.	471,418	42,851,896
Cognizant Technology Solutions Corp., “A”	411,833	23,552,729
Equifax, Inc.	89,115	17,320,392
Fidelity National Information Services, Inc.	450,474	30,564,661
Fiserv, Inc. (a)	349,690	35,343,168
		$186,244,095
Cable TV – 1.6%
Comcast Corp., “A”	3,381,600	$118,254,552
Chemicals – 0.6%
PPG Industries, Inc.	376,081	$47,288,425
Computer Software – 2.2%
Microsoft Corp.	608,425	$145,912,483
Oracle Corp.	268,835	21,974,573
		$167,887,056
Computer Software - Systems – 0.2%
Seagate Technology Holdings PLC	353,198	$18,581,747
Construction – 1.7%
Masco Corp.	1,437,964	$67,109,780
Stanley Black & Decker, Inc.	427,744	32,132,129
Vulcan Materials Co.	147,044	25,748,875
		$124,990,784

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 0.2%
Kimberly-Clark Corp.	111,058	$15,076,123
Consumer Services – 0.2%
Booking Holdings, Inc. (a)	6,355	$12,807,104
Electrical Equipment – 1.2%
Johnson Controls International PLC	1,388,345	$88,854,080
Electronics – 2.2%
Applied Materials, Inc.	349,951	$34,078,228
Intel Corp.	1,307,739	34,563,542
NXP Semiconductors N.V.	309,653	48,934,464
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	310,937	23,161,697
Texas Instruments, Inc.	173,946	28,739,358
		$169,477,289
Energy - Independent – 2.9%
ConocoPhillips	771,016	$90,979,888
Hess Corp.	530,724	75,267,278
Pioneer Natural Resources Co.	225,793	51,568,863
		$217,816,029
Energy - Integrated – 0.4%
Suncor Energy, Inc.	848,014	$26,899,706
Food & Beverages – 1.3%
Archer Daniels Midland Co.	310,795	$28,857,316
Danone S.A.	352,191	18,559,851
General Mills, Inc.	275,246	23,079,377
J.M. Smucker Co.	109,066	17,282,598
Mondelez International, Inc.	164,364	10,954,861
		$98,734,003
General Merchandise – 0.1%
Dollar Tree, Inc. (a)	71,797	$10,154,968
Health Maintenance Organizations – 1.8%
Cigna Corp.	410,667	$136,070,404
Insurance – 3.4%
Aon PLC	272,143	$81,681,000
Chubb Ltd.	337,006	74,343,524
Travelers Cos., Inc.	207,295	38,865,739
Willis Towers Watson PLC	266,722	65,234,867
		$260,125,130
Internet – 0.8%
Alphabet, Inc., “A” (a)	658,683	$58,115,601
Leisure & Toys – 0.3%
Electronic Arts, Inc.	181,247	$22,144,758
Machinery & Tools – 2.7%
Eaton Corp. PLC	719,086	$112,860,547
Ingersoll Rand, Inc.	789,375	41,244,844
Regal Rexnord Corp.	435,652	52,269,527
		$206,374,918

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 6.6%
Bank of America Corp.	2,811,527	$93,117,774
Goldman Sachs Group, Inc.	476,801	163,723,927
JPMorgan Chase & Co.	1,074,438	144,082,136
Morgan Stanley	694,008	59,004,560
PNC Financial Services Group, Inc.	243,142	38,401,848
		$498,330,245
Medical & Health Technology & Services – 1.4%
ICON PLC (a)	158,986	$30,883,031
McKesson Corp.	163,529	61,342,998
Quest Diagnostics, Inc.	104,792	16,393,660
		$108,619,689
Medical Equipment – 2.3%
Becton, Dickinson and Co.	95,022	$24,164,095
Danaher Corp.	257,873	68,444,652
Medtronic PLC	764,960	59,452,691
Thermo Fisher Scientific, Inc.	35,715	19,667,893
		$171,729,331
Metals & Mining – 0.2%
Rio Tinto PLC	202,736	$14,210,764
Other Banks & Diversified Financials – 1.8%
Northern Trust Corp.	496,424	$43,928,560
Truist Financial Corp.	2,060,069	88,644,769
		$132,573,329
Pharmaceuticals – 4.9%
Bayer AG	685,571	$35,464,243
Johnson & Johnson	707,337	124,951,081
Merck & Co., Inc.	940,471	104,345,257
Organon & Co.	562,863	15,720,764
Pfizer, Inc.	682,505	34,971,556
Roche Holding AG	101,680	31,945,104
Vertex Pharmaceuticals, Inc. (a)	64,135	18,520,905
		$365,918,910
Railroad & Shipping – 1.0%
Union Pacific Corp.	351,999	$72,888,433
Real Estate – 0.3%
STORE Capital Corp., REIT	627,499	$20,117,618
Restaurants – 0.2%
Wendy's Co.	837,299	$18,948,076
Specialty Chemicals – 1.0%
Axalta Coating Systems Ltd. (a)	1,544,481	$39,337,931
DuPont de Nemours, Inc.	545,085	37,409,184
		$76,747,115
Specialty Stores – 0.8%
Ross Stores, Inc.	104,669	$12,148,931
Wal-Mart Stores, Inc.	355,805	50,449,591
		$62,598,522

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – 0.8%
T-Mobile US, Inc. (a)	425,940	$59,631,600
Tobacco – 1.0%
Philip Morris International, Inc.	763,626	$77,286,587
Utilities - Electric Power – 2.4%
Duke Energy Corp.	420,510	$43,308,325
Exelon Corp.	818,414	35,380,037
PG&E Corp. (a)	3,011,498	48,966,957
Southern Co.	739,058	52,776,132
		$180,431,451
Total Common Stocks		$4,437,271,440
Bonds – 39.3%
Aerospace & Defense – 0.1%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$3,048,000	$2,689,596
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	1,566,000	1,513,082
Raytheon Technologies Corp., 4.125%, 11/16/2028	4,900,000	4,689,828
		$8,892,506
Asset-Backed & Securitized – 5.5%
ACRES 2021-FL2 Issuer Ltd., “AS”, FLR, 6.076% (LIBOR - 1mo. + 1.75%), 1/15/2037 (n)	$6,082,500	$5,714,653
Allegro CLO Ltd., 2016-1A, “BR2”, FLR, 5.629% (LIBOR - 3mo. + 1.55%), 1/15/2030 (n)	7,806,564	7,598,816
Arbor Realty Trust, Inc., CLO, 2020-FL1, “AS”, FLR, 5.85% (LIBOR - 1mo. + 1.4%), 2/15/2035 (n)	3,610,000	3,512,321
Arbor Realty Trust, Inc., CLO, 2021-FL1, “AS”, FLR, 5.47% (LIBOR - 1mo. + 1.2%), 12/15/2035 (n)	6,771,500	6,213,853
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 5.917% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)	1,950,000	1,837,337
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 5.917% (LIBOR - 1mo. + 1.6%), 8/15/2034 (n)	5,818,000	5,294,700
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 5.907% (SOFR - 30 day + 2.1%), 1/15/2037 (n)	16,706,500	15,971,767
AREIT 2019-CRE3 Trust, “AS”, FLR, 5.74% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	10,151,500	9,886,546
AREIT 2022-CRE6 Trust, “B”, FLR, 5.675% (SOFR - 30 day + 1.85%), 1/16/2037 (n)	10,151,500	9,325,990
Bayview Financial Revolving Mortgage Loan Trust, FLR, 5.988% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	1,144,201	1,406,256
BDS 2019-FL4 Ltd., “A”, FLR, 5.426% (LIBOR - 1mo. + 1.10%), 8/15/2036 (n)	136,322	136,322
Brazos Securitization LLC, 5.243%, 3/01/2041 (n)	5,403,000	5,191,444
BSPRT 2021-FL6 Issuer Ltd., “AS”, FLR, 5.617% (LIBOR - 1mo. + 1.3%), 3/15/2036 (n)	17,122,500	16,203,244
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 6.368% (LIBOR - 1mo. + 2.05%), 12/15/2038 (n)	2,794,000	2,593,665
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 5.857% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	5,979,000	5,701,986
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	3,514,886	3,086,258
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.617% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	16,816,500	16,043,494
CHCP 2021-FL1 Ltd., “AS”, FLR, 5.74% (LIBOR - 1mo. + 1.3%) 2/15/2038 (n)	7,049,000	6,806,254
Columbia Cent CLO 28 Ltd., “A-2-R”, 6.231%, 11/07/2030 (n)	11,264,069	10,789,964
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	7,000,000	6,663,462
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,641,397	9,176,097
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	11,000,000	10,538,073
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	3,623,000	3,324,042
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,534,308	5,251,562
Cutwater 2015-1A Ltd., “AR”, FLR, 5.299% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	4,774,744	4,742,629
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 4.979% (LIBOR - 3mo. + 0.9%), 4/15/2029 (n)	7,681,856	7,589,305
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 5.099% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	11,647,598	11,489,692
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	216,114	212,425
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	10,734,280	10,178,534
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	13,361,337	12,639,138
LCCM 2021-FL2 Trust, “B”, FLR, 6.217% (LIBOR - 1mo. + 1.9%), 12/13/2038 (n)	8,231,500	7,902,816
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.067% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	16,915,500	15,900,477
Magnetite XVI Ltd., 2015-16A, “AR”, FLR, 4.994% (LIBOR - 3mo. + 0.8%), 1/18/2028 (n)	3,644,281	3,621,607
MF1 2020-FL4 Ltd., “A”, FLR, 6.15% (LIBOR - 1mo. + 1.7%), 11/15/2035 (n)	3,873,348	3,796,324
MF1 2021-FL5 Ltd., “AS”, FLR, 5.65% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	17,497,000	16,870,625
MF1 2022-FL8 Ltd., “B”, FLR, 5.775% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	7,392,231	6,985,226
MidOcean Credit CLO, 2013-2A, “BR”, FLR, 6.064% (LIBOR - 3mo. + 1.65%), 1/29/2030 (n)	12,682,806	12,248,077

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	$4,195,516	$3,877,811
Neuberger Berman CLO Ltd., 2013-15A, “BR2”, FLR, 5.429% (LIBOR - 3mo. + 1.35%), 10/15/2029 (n)	5,618,950	5,434,890
Neuberger Berman CLO Ltd., 2015-20A, “ARR”, FLR, 5.239% (LIBOR - 3mo. + 1.16%), 7/15/2034 (n)	5,725,000	5,575,904
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 6.074% (LIBOR - 3mo. + 1.75%), 4/22/2030 (n)	16,678,518	15,969,381
PFP III 2021-7 Ltd., “AS”, FLR, 5.467% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	12,525,375	11,793,367
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 5.389% (LIBOR - 1mo. + 1%), 4/25/2038 (n)	7,389,107	7,173,382
ReadyCap Commercial Mortgage Trust, 2021-FL7, “B”, FLR, 6.188% (LIBOR - 1mo. + 1.8%), 11/25/2036 (n)	3,695,000	3,482,080
Residential Funding Mortgage Securities, Inc., FGIC, 4.223%, 12/25/2035	140,906	139,733
Santander Drive Auto Receivables Trust, 2022-6, “A2”, 4.37%, 5/15/2025	3,880,000	3,862,148
Santander Retail Auto Lease Trust, 2020-A, “B”, 1.88%, 3/20/2024 (n)	957,766	956,197
Starwood Commercial Mortgage, 2022-FL3, “AS”, FLR, 5.607% (SOFR - 30 day + 1.8%), 11/15/2038 (n)	17,154,000	16,244,514
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 5.526% (LIBOR - 1mo. + 1.2%), 3/15/2038 (n)	16,676,500	16,115,686
Verizon Owner Trust, 2020-A, “B”, 1.98%, 7/22/2024	7,967,000	7,891,005
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 5.529% (LIBOR - 3mo. + 1.45%), 10/15/2030 (n)	6,439,259	6,115,667
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	6,507,931	6,174,072
Westlake Automobile Receivables Trust, 2022-3A, “A2”, 5.24%, 7/15/2025 (n)	17,841,000	17,796,447
		$411,047,265
Automotive – 0.4%
General Motors Co., 6.75%, 4/01/2046	$2,545,000	$2,439,901
Hyundai Capital America, 2.65%, 2/10/2025 (n)	2,611,000	2,455,371
Lear Corp., 4.25%, 5/15/2029	2,163,000	1,942,468
Magna International, Inc., 2.45%, 6/15/2030	6,114,000	5,052,165
Stellantis N.V., 2.691%, 9/15/2031 (n)	10,166,000	7,756,682
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	12,232,000	11,681,671
		$31,328,258
Broadcasting – 0.2%
Walt Disney Co., 3.5%, 5/13/2040	$11,311,000	$9,105,456
Warnermedia Holdings, Inc., 5.05%, 3/15/2042 (n)	6,397,000	4,894,231
Warnermedia Holdings, Inc., 5.141%, 3/15/2052 (n)	5,588,000	4,062,288
		$18,061,975
Brokerage & Asset Managers – 0.2%
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	$6,958,000	$5,673,901
Morgan Stanley Domestic Holdings, Inc., 4.5%, 6/20/2028	3,038,000	2,954,147
Raymond James Financial, Inc., 4.95%, 7/15/2046	5,992,000	5,327,028
		$13,955,076
Building – 0.1%
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	$622,000	$512,457
Masco Corp., 2%, 2/15/2031	12,460,000	9,586,674
Vulcan Materials Co., 3.5%, 6/01/2030	1,246,000	1,097,521
		$11,196,652
Business Services – 0.6%
Equinix, Inc., 2.625%, 11/18/2024	$9,037,000	$8,605,880
Equinix, Inc., 1.8%, 7/15/2027	5,883,000	5,035,531
Equinix, Inc., 2.5%, 5/15/2031	7,470,000	6,002,080
Experian Finance PLC, 4.25%, 2/01/2029 (n)	4,011,000	3,700,279
Fiserv, Inc., 2.65%, 6/01/2030	2,445,000	2,055,352
Global Payments, Inc., 1.2%, 3/01/2026	6,442,000	5,615,216
Global Payments, Inc., 2.9%, 11/15/2031	8,226,000	6,486,763
RELX Capital, Inc., 3%, 5/22/2030	2,015,000	1,717,077
Verisk Analytics, Inc., 4.125%, 3/15/2029	5,997,000	5,613,983
		$44,832,161

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$4,865,000	$4,768,191
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	3,413,000	3,326,943
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.5%, 6/01/2041	6,803,000	4,432,798
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	1,390,000	1,090,375
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	5,724,000	4,418,029
Cox Communications, Inc., 1.8%, 10/01/2030 (n)	4,310,000	3,277,698
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	6,553,000	7,279,378
		$28,593,412
Chemicals – 0.1%
RPM International, Inc., 2.95%, 1/15/2032	$4,666,000	$3,676,420
Sherwin-Williams Co., 2.3%, 5/15/2030	4,950,000	4,069,385
		$7,745,805
Computer Software – 0.1%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026	$4,603,000	$4,530,729
Oracle Corp., 6.15%, 11/09/2029	3,286,000	3,410,756
		$7,941,485
Conglomerates – 0.3%
Carrier Global Corp., 3.377%, 4/05/2040	$10,528,000	$7,990,465
Roper Technologies, Inc., 4.2%, 9/15/2028	2,076,000	2,005,093
Roper Technologies, Inc., 2.95%, 9/15/2029	1,310,000	1,139,281
Roper Technologies, Inc., 2%, 6/30/2030	4,196,000	3,362,656
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	966,000	950,258
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	2,623,000	2,469,418
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	6,723,000	6,454,442
		$24,371,613
Consumer Products – 0.1%
GSK Consumer Healthcare Capital US LLC, 3.375%, 3/24/2029	$6,157,000	$5,536,597
Consumer Services – 0.1%
Booking Holdings, Inc., 4.625%, 4/13/2030	$4,593,000	$4,435,820
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$9,575,000	$7,549,231
Electronics – 0.3%
Broadcom, Inc., 4.15%, 11/15/2030	$1,641,000	$1,470,586
Broadcom, Inc., 4.3%, 11/15/2032	4,290,000	3,780,952
Broadcom, Inc., 3.469%, 4/15/2034 (n)	3,891,000	3,103,977
Broadcom, Inc., 3.187%, 11/15/2036 (n)	7,412,000	5,323,949
Broadcom, Inc., 4.926%, 5/15/2037 (n)	2,223,000	1,939,268
NXP B.V./NXP Funding LLC/NXP USA, Inc., 2.5%, 5/11/2031	7,167,000	5,708,372
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.25%, 5/11/2041	6,143,000	4,286,226
		$25,613,330
Energy - Integrated – 0.3%
BP Capital Markets America, Inc., 2.721%, 1/12/2032	$13,688,000	$11,408,396
Eni S.p.A., 4.75%, 9/12/2028 (n)	11,589,000	11,215,454
		$22,623,850
Financial Institutions – 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.875%, 1/16/2024	$1,093,000	$1,082,573
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	13,587,000	11,881,039
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	7,729,000	6,986,942
Air Lease Corp., 2.2%, 1/15/2027	4,561,000	3,974,721
Air Lease Corp., 2.875%, 1/15/2032	5,987,000	4,756,254

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	$2,248,000	$2,048,255
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	7,097,000	6,073,505
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	5,867,000	4,689,461
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	2,057,000	2,030,176
		$43,522,926
Food & Beverages – 0.4%
Anheuser-Busch InBev S.A., 8%, 11/15/2039	$9,558,000	$11,739,251
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	2,398,000	2,143,597
Constellation Brands, Inc., 3.5%, 5/09/2027	5,197,000	4,865,635
Diageo Capital PLC, 2.375%, 10/24/2029	8,369,000	7,139,553
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	986,000	859,245
		$26,747,281
Gaming & Lodging – 0.3%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$5,014,000	$4,744,949
Las Vegas Sands Corp., 3.9%, 8/08/2029	2,476,000	2,085,938
Marriott International, Inc., 4%, 4/15/2028	5,286,000	4,909,017
Marriott International, Inc., 4.625%, 6/15/2030	6,716,000	6,266,793
Marriott International, Inc., 2.85%, 4/15/2031	23,000	18,625
Marriott International, Inc., 2.75%, 10/15/2033	5,250,000	4,005,266
		$22,030,588
Insurance – 0.4%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$7,948,000	$6,986,301
Corebridge Financial, Inc., 3.9%, 4/05/2032 (n)	11,118,000	9,710,098
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	15,225,000	13,632,090
		$30,328,489
Insurance - Health – 0.2%
Humana, Inc., 3.7%, 3/23/2029	$6,169,000	$5,647,958
Humana, Inc., 5.875%, 3/01/2033	5,855,000	6,044,138
		$11,692,096
Insurance - Property & Casualty – 0.4%
Aon Corp., 3.75%, 5/02/2029	$13,224,000	$12,198,395
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031	1,057,000	862,732
Brown & Brown, Inc., 4.2%, 3/17/2032	7,012,000	6,079,137
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032 (n)	10,369,000	9,732,476
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	3,061,000	2,135,287
		$31,008,027
International Market Quasi-Sovereign – 0.1%
Temasek Financial I Ltd. (Republic of Singapore), 2.375%, 1/23/2023 (n)	$10,140,000	$10,128,756
Machinery & Tools – 0.2%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$10,029,000	$9,592,430
CNH Industrial Capital LLC, 4.2%, 1/15/2024	5,288,000	5,212,078
CNH Industrial Capital LLC, 1.875%, 1/15/2026	1,459,000	1,323,011
		$16,127,519
Major Banks – 2.6%
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	$4,937,000	$4,707,338
Bank of America Corp., 3.5%, 4/19/2026	8,221,000	7,845,645
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR + 1.21%) to 10/20/2032	11,722,000	9,180,698
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	3,616,000	2,753,886
Capital One Financial Corp., 3.75%, 3/09/2027	5,440,000	5,169,146
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	12,356,000	10,564,006
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	2,877,000	2,439,358

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	$10,872,000	$9,072,892
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	9,008,000	6,989,385
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	3,072,000	2,434,230
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	1,215,000	1,050,919
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	12,711,000	11,875,826
JPMorgan Chase & Co., 2.739% to 10/15/2029, FLR (SOFR - 1 day + 1.51%) to 10/15/2030	2,910,000	2,440,373
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	1,546,000	1,273,836
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	15,046,000	11,892,825
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	5,837,000	4,750,747
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	7,872,000	5,720,780
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	2,847,000	2,181,308
Mitsubishi UFJ Financial Group, Inc., 2.852% to 1/19/2032, FLR (CMT - 1yr. + 1.1%) to 1/19/2033	9,207,000	7,329,019
Morgan Stanley, 3.875%, 4/29/2024	2,290,000	2,254,426
Morgan Stanley, 4%, 7/23/2025	2,685,000	2,621,876
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	19,340,000	15,981,545
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	10,273,000	8,310,634
Royal Bank of Canada, 1.15%, 6/10/2025	8,937,000	8,180,317
State Street Corp., 2.901% to 3/30/2025, FLR (SOFR + 2.6%) to 3/30/2026	1,121,000	1,066,121
Sumitomo Mitsui Financial Group, Inc., 2.472%, 1/14/2029	17,106,000	14,407,543
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	20,862,000	15,706,853
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	17,236,000	14,519,568
		$192,721,100
Medical & Health Technology & Services – 0.5%
Adventist Health System/West, 5.43%, 3/01/2032	$8,829,000	$8,696,220
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	944,000	801,753
Becton, Dickinson and Co., 4.669%, 6/06/2047	5,389,000	4,742,110
Cigna Corp., 3.2%, 3/15/2040	1,517,000	1,144,503
HCA Healthcare, Inc., 4.375%, 3/15/2042 (n)	4,148,000	3,302,671
HCA, Inc., 4.125%, 6/15/2029	5,801,000	5,295,681
HCA, Inc., 5.125%, 6/15/2039	5,707,000	5,106,532
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	3,373,000	2,890,115
Northwell Healthcare, Inc., 3.979%, 11/01/2046	490,000	375,492
Northwell Healthcare, Inc., 4.26%, 11/01/2047	3,797,000	3,015,766
		$35,370,843
Medical Equipment – 0.1%
Boston Scientific Corp., 2.65%, 6/01/2030	$5,104,000	$4,359,780
Metals & Mining – 0.4%
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	$1,639,000	$1,471,471
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	4,259,000	4,228,063
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	14,840,000	12,060,245
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	3,717,000	3,697,615
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	5,444,000	4,418,839
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	2,292,000	1,875,601
		$27,751,834
Midstream – 0.5%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$5,846,000	$5,284,323
Enbridge, Inc., 2.5%, 1/15/2025	3,055,000	2,890,194
Energy Transfer LP, 5.75%, 2/15/2033	7,608,000	7,443,363
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	4,439,000	4,378,995
ONEOK, Inc., 4.95%, 7/13/2047	7,267,000	5,853,016
Plains All American Pipeline LP, 3.8%, 9/15/2030	6,093,000	5,295,311
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	1,665,000	1,543,316
Spectra Energy Partners LP, 3.375%, 10/15/2026	2,677,000	2,491,006
Targa Resources Corp., 4.2%, 2/01/2033	2,470,000	2,125,098
		$37,304,622

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 12.6%
Fannie Mae, 2.73%, 4/01/2023	$564,218	$559,520
Fannie Mae, 2.41%, 5/01/2023	856,033	846,248
Fannie Mae, 2.62%, 5/01/2023	561,220	555,197
Fannie Mae, 5.25%, 8/01/2024	866,135	862,672
Fannie Mae, 5%, 3/25/2025 - 3/01/2042	4,447,008	4,513,363
Fannie Mae, 4.54%, 7/01/2026	882,484	879,999
Fannie Mae, 3.95%, 1/01/2027	851,398	831,794
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	7,685,672	7,247,401
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	1,385,062	1,428,286
Fannie Mae, 2.5%, 11/01/2031	168,038	156,803
Fannie Mae, 5.5%, 2/01/2033 - 4/01/2040	6,506,969	6,636,315
Fannie Mae, 3%, 2/25/2033 (i)	831,313	76,049
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	11,476,539	11,352,802
Fannie Mae, 6%, 1/01/2034 - 7/01/2037	3,828,738	3,914,784
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	30,786,279	28,723,629
Fannie Mae, 3.25%, 5/25/2040	264,635	244,999
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	25,287,302	24,267,941
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	709,730	651,042
Fannie Mae, 4%, 7/25/2046 (i)	826,448	158,069
Fannie Mae, UMBS, 2.5%, 11/01/2036 - 11/01/2052	146,642,331	125,161,779
Fannie Mae, UMBS, 2%, 4/01/2037 - 4/01/2052	77,028,119	65,309,653
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 9/01/2051	12,208,372	9,429,036
Fannie Mae, UMBS, 3%, 6/01/2051 - 11/01/2052	53,062,444	46,690,160
Fannie Mae, UMBS, 3.5%, 5/01/2052	2,139,833	1,944,676
Fannie Mae, UMBS, 4.5%, 9/01/2052 - 10/01/2052	4,520,282	4,358,402
Fannie Mae, UMBS, 5%, 9/01/2052	6,841,496	6,746,883
Fannie Mae, UMBS, 4%, 11/01/2052	6,574,345	6,166,990
Fannie Mae, UMBS, 6%, 12/01/2052	11,100,003	11,267,213
Fannie Mae, UMBS, 5.5%, 1/01/2053	999,900	1,002,584
Freddie Mac, 3.111%, 2/25/2023	1,116,593	1,113,107
Freddie Mac, 3.32%, 2/25/2023	1,353,569	1,349,165
Freddie Mac, 3.25%, 4/25/2023 - 11/25/2061	6,626,333	6,362,397
Freddie Mac, 3.06%, 7/25/2023	1,116,000	1,105,023
Freddie Mac, 3.458%, 8/25/2023	2,538,691	2,515,025
Freddie Mac, 0.903%, 4/25/2024 (i)	7,469,830	69,955
Freddie Mac, 0.505%, 7/25/2024 (i)	40,823,000	320,428
Freddie Mac, 0.6%, 7/25/2024 (i)	11,521,570	77,469
Freddie Mac, 4.5%, 8/01/2024 - 5/01/2042	1,800,569	1,786,191
Freddie Mac, 0.318%, 8/25/2024 (i)	44,106,000	324,228
Freddie Mac, 0.387%, 8/25/2024 (i)	72,188,281	449,026
Freddie Mac, 3.064%, 8/25/2024	2,236,721	2,175,281
Freddie Mac, 0.341%, 10/25/2024 (i)	52,404,235	241,956
Freddie Mac, 3.171%, 10/25/2024	3,005,000	2,910,568
Freddie Mac, 0.274%, 11/25/2024 (i)	44,690,000	211,545
Freddie Mac, 2.67%, 12/25/2024	3,687,000	3,535,388
Freddie Mac, 3.329%, 5/25/2025	4,623,000	4,477,399
Freddie Mac, 3.5%, 12/01/2025 - 10/25/2058	14,703,926	13,747,695
Freddie Mac, 0.639%, 6/25/2027 (i)	39,273,000	1,029,275
Freddie Mac, 0.749%, 6/25/2027 (i)	12,513,687	335,763
Freddie Mac, 0.574%, 7/25/2027 (i)	33,464,410	724,026
Freddie Mac, 0.328%, 8/25/2027 (i)	27,934,000	411,588
Freddie Mac, 0.424%, 8/25/2027 (i)	17,588,791	293,754
Freddie Mac, 0.279%, 9/25/2027 (i)	30,183,000	391,486
Freddie Mac, 0.196%, 11/25/2027 (i)	47,333,000	457,999
Freddie Mac, 0.287%, 11/25/2027 (i)	33,536,660	391,614
Freddie Mac, 0.327%, 11/25/2027 (i)	29,779,448	407,687
Freddie Mac, 0.246%, 12/25/2027 (i)	29,308,000	348,449
Freddie Mac, 0.29%, 12/25/2027 (i)	32,765,000	457,698
Freddie Mac, 0.368%, 12/25/2027 (i)	51,248,143	786,695

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.09%, 7/25/2029 (i)	$854,987	$48,678
Freddie Mac, 1.143%, 8/25/2029 (i)	13,348,771	795,015
Freddie Mac, 1.8%, 4/25/2030 (i)	2,500,000	263,222
Freddie Mac, 1.868%, 4/25/2030 (i)	7,819,828	833,131
Freddie Mac, 1.665%, 5/25/2030 (i)	4,048,749	398,875
Freddie Mac, 1.797%, 5/25/2030 (i)	8,995,049	960,087
Freddie Mac, 1.341%, 6/25/2030 (i)	3,687,431	298,089
Freddie Mac, 1.599%, 8/25/2030 (i)	3,331,192	326,050
Freddie Mac, 1.169%, 9/25/2030 (i)	2,196,896	158,176
Freddie Mac, 1.08%, 11/25/2030 (i)	4,320,889	293,609
Freddie Mac, 0.329%, 1/25/2031 (i)	17,102,003	341,252
Freddie Mac, 0.781%, 1/25/2031 (i)	6,541,106	326,429
Freddie Mac, 0.936%, 1/25/2031 (i)	4,767,487	284,989
Freddie Mac, 0.516%, 3/25/2031 (i)	13,856,650	445,950
Freddie Mac, 0.732%, 3/25/2031 (i)	5,934,811	286,524
Freddie Mac, 1.22%, 5/25/2031 (i)	2,518,959	200,320
Freddie Mac, 0.937%, 7/25/2031 (i)	4,010,843	253,940
Freddie Mac, 0.508%, 8/25/2031 (i)	5,126,231	176,177
Freddie Mac, 0.536%, 9/25/2031 (i)	16,898,337	642,853
Freddie Mac, 0.855%, 9/25/2031 (i)	5,075,984	298,011
Freddie Mac, 0.349%, 11/25/2031 (i)	25,136,487	645,568
Freddie Mac, 0.497%, 12/25/2031 (i)	23,600,379	836,581
Freddie Mac, 0.567%, 12/25/2031 (i)	40,016,231	1,579,793
Freddie Mac, 0.297%, 11/25/2032 (i)	24,426,324	504,621
Freddie Mac, 3%, 2/15/2033 (i)	1,009,834	63,925
Freddie Mac, 6%, 3/01/2033 - 6/01/2037	1,528,331	1,574,741
Freddie Mac, 5%, 9/01/2033 - 7/01/2041	2,336,820	2,373,041
Freddie Mac, 5.5%, 12/01/2033 - 10/01/2035	1,381,508	1,412,741
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	575,202	591,707
Freddie Mac, 5.5%, 2/15/2036 (i)	157,404	25,870
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	5,428,165	5,217,055
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	23,809,894	21,569,660
Freddie Mac, 4.5%, 12/15/2040 (i)	123,438	11,002
Freddie Mac, 4%, 8/15/2044 (i)	169,159	20,328
Freddie Mac, UMBS, 5%, 7/01/2035 - 8/01/2052	774,210	773,163
Freddie Mac, UMBS, 6%, 1/01/2036 - 3/01/2036	111,899	113,830
Freddie Mac, UMBS, 2.5%, 3/01/2037 - 6/01/2052	61,995,165	53,373,267
Freddie Mac, UMBS, 2%, 7/01/2037 - 4/01/2052	107,651,602	89,080,671
Freddie Mac, UMBS, 3%, 10/01/2037 - 10/01/2052	21,024,885	18,746,100
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 9/01/2052	21,461,164	19,578,694
Freddie Mac, UMBS, 4%, 8/01/2047 - 5/01/2052	10,907,677	10,321,957
Freddie Mac, UMBS, 1.5%, 3/01/2051 - 10/01/2051	1,755,265	1,362,343
Freddie Mac, UMBS, 4.5%, 10/01/2052 - 1/01/2053	10,689,170	10,288,927
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 1/01/2053	24,899,100	24,965,932
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	1,397,222	1,467,077
Ginnie Mae, 5.5%, 12/15/2032 - 4/20/2035	1,097,775	1,148,779
Ginnie Mae, 4.5%, 7/15/2033 - 12/20/2052	39,999,620	38,869,123
Ginnie Mae, 5%, 7/20/2033 - 11/20/2052	32,378,852	32,101,674
Ginnie Mae, 4%, 1/20/2041 - 10/20/2052	16,709,983	15,874,706
Ginnie Mae, 3.5%, 12/15/2041 - 11/20/2052	28,073,807	25,945,544
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	36,015,388	32,308,290
Ginnie Mae, 2.5%, 8/20/2051 - 6/20/2052	53,405,491	46,304,551
Ginnie Mae, 2%, 1/20/2052	10,172,927	8,524,851
Ginnie Mae, 0.586%, 2/16/2059 (i)	6,978,501	242,721
Ginnie Mae, TBA, 6%, 1/15/2053	3,700,000	3,758,789
Ginnie Mae, TBA, 2%, 1/23/2053	15,100,000	12,651,312
Ginnie Mae, TBA, 5.5%, 1/23/2053	9,575,000	9,628,540
UMBS, TBA, 2%, 1/12/2053	31,875,000	25,929,046
		$948,210,066

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 0.3%
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029	$8,500,000	$9,150,271
New Jersey Turnpike Authority Rev., Taxable (Build America Bonds), “F”, 7.414%, 1/01/2040	5,815,000	7,208,469
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	4,514,000	3,696,119
		$20,054,859
Natural Gas - Distribution – 0.1%
NiSource, Inc., 2.95%, 9/01/2029	$3,979,000	$3,450,958
NiSource, Inc., 5.65%, 2/01/2045	1,946,000	1,898,723
		$5,349,681
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 4.2%, 3/23/2025 (n)	$8,334,000	$8,047,086
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	777,000	725,586
		$8,772,672
Network & Telecom – 0.3%
AT&T, Inc., 2.75%, 6/01/2031	$6,826,000	$5,656,803
AT&T, Inc., 3.65%, 9/15/2059	5,210,000	3,487,214
Verizon Communications, Inc., 3.15%, 3/22/2030	3,413,000	3,009,723
Verizon Communications, Inc., 2.55%, 3/21/2031	4,203,000	3,456,373
Verizon Communications, Inc., 4.272%, 1/15/2036	4,812,000	4,283,568
Verizon Communications, Inc., 4.812%, 3/15/2039	6,030,000	5,523,436
		$25,417,117
Oils – 0.2%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$2,845,000	$2,375,570
Phillips 66 Co., 2.15%, 12/15/2030	9,976,000	7,987,542
Valero Energy Corp., 6.625%, 6/15/2037	6,797,000	7,232,932
		$17,596,044
Other Banks & Diversified Financials – 0.3%
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	$19,423,000	$16,857,129
Northern Trust Corp., 6.125%, 11/02/2032	9,142,000	9,639,711
		$26,496,840
Pollution Control – 0.0%
Republic Services, Inc., 1.45%, 2/15/2031	$2,765,000	$2,131,596
Real Estate - Office – 0.0%
Boston Properties Ltd. LP, REIT, 2.55%, 4/01/2032	$4,222,000	$3,209,782
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$567,000	$506,933
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	5,371,000	4,698,577
Realty Income Corp., REIT, 3.25%, 1/15/2031	1,594,000	1,382,263
		$6,587,773
Retailers – 0.1%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$6,827,000	$4,859,623
Best Buy Co., Inc., 4.45%, 10/01/2028	5,549,000	5,340,794
		$10,200,417
Specialty Stores – 0.1%
Genuine Parts Co., 2.75%, 2/01/2032	$9,067,000	$7,277,427
Telecommunications - Wireless – 0.6%
American Tower Corp., REIT, 3%, 6/15/2023	$2,324,000	$2,299,272
American Tower Corp., REIT, 3.6%, 1/15/2028	2,895,000	2,660,735
American Tower Trust I, REIT, 3.07%, 3/15/2023 (n)	5,228,000	5,198,730

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Crown Castle, Inc., REIT, 1.35%, 7/15/2025	$2,267,000	$2,062,306
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	7,941,000	7,375,897
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)	17,162,000	14,810,008
T-Mobile USA, Inc., 2.05%, 2/15/2028	6,192,000	5,317,888
T-Mobile USA, Inc., 4.5%, 4/15/2050	7,223,000	5,938,300
		$45,663,136
Tobacco – 0.2%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$13,867,000	$12,843,078
Philip Morris International, Inc., 5.125%, 11/17/2027	3,015,000	3,037,020
Philip Morris International, Inc., 5.625%, 11/17/2029	1,299,000	1,317,807
		$17,197,905
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$5,241,000	$5,693,887
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.35%, 7/01/2023	$6,565	$6,545
Small Business Administration, 4.77%, 4/01/2024	56,847	56,013
Small Business Administration, 5.18%, 5/01/2024	73,302	72,528
Small Business Administration, 5.52%, 6/01/2024	32,320	32,332
Small Business Administration, 4.99%, 9/01/2024	99,499	97,779
Small Business Administration, 4.95%, 3/01/2025	106,674	106,724
		$371,921
U.S. Treasury Obligations – 7.7%
U.S. Treasury Bonds, 3.5%, 2/15/2039	$5,140,000	$4,827,785
U.S. Treasury Bonds, 1.375%, 11/15/2040	15,000,000	9,751,758
U.S. Treasury Bonds, 1.75%, 8/15/2041	28,989,000	19,838,215
U.S. Treasury Bonds, 2.375%, 2/15/2042	9,700,000	7,406,102
U.S. Treasury Bonds, 2.875%, 5/15/2043	55,466,000	45,271,956
U.S. Treasury Bonds, 2.5%, 2/15/2045	5,313,000	3,999,900
U.S. Treasury Bonds, 3%, 11/15/2045	215,000	176,854
U.S. Treasury Bonds, 2.875%, 11/15/2046	14,148,000	11,336,638
U.S. Treasury Bonds, 3%, 2/15/2048	22,502,000	18,443,729
U.S. Treasury Bonds, 2.375%, 11/15/2049	151,800,000	109,711,079
U.S. Treasury Bonds, 1.875%, 11/15/2051	9,015,000	5,709,735
U.S. Treasury Bonds, 2.25%, 2/15/2052	25,958,400	18,051,228
U.S. Treasury Notes, 1.375%, 1/31/2025 (f)	97,600,000	91,728,750
U.S. Treasury Notes, 0.375%, 11/30/2025	193,700,000	173,255,569
U.S. Treasury Notes, 2.5%, 3/31/2027	50,000,000	46,919,922
U.S. Treasury Notes, 2.75%, 4/30/2027	15,067,600	14,278,905
		$580,708,125
Utilities - Electric Power – 0.9%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$4,413,000	$4,607,692
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	1,738,000	1,426,310
Duke Energy Corp., 2.65%, 9/01/2026	1,236,000	1,141,587
Duke Energy Corp., 4.5%, 8/15/2032	10,428,000	9,767,917
Duke Energy Progress LLC, 3.45%, 3/15/2029	5,584,000	5,140,158
Enel Finance International N.V., 6.8%, 10/14/2025 (n)	2,896,000	2,973,696
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	2,194,000	1,720,760
Evergy, Inc., 2.9%, 9/15/2029	5,207,000	4,496,447
Exelon Corp., 4.05%, 4/15/2030	5,246,000	4,870,374
FirstEnergy Corp., 3.4%, 3/01/2050	3,479,000	2,295,444
Georgia Power Co., 3.7%, 1/30/2050	482,000	358,849
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	4,141,000	3,999,613
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	2,958,000	2,388,690
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	3,548,000	3,679,727

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Pacific Gas & Electric Co., 2.1%, 8/01/2027	$1,561,000	$1,333,143
Pacific Gas & Electric Co., 3%, 6/15/2028	4,502,000	3,891,993
Pacific Gas & Electric Co., 2.5%, 2/01/2031	6,796,000	5,272,924
Pacific Gas & Electric Co., 3.3%, 8/01/2040	3,004,000	2,033,912
Xcel Energy, Inc., 3.4%, 6/01/2030	3,122,000	2,784,992
		$64,184,228
Utilities - Gas – 0.0%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$3,679,000	$2,893,576
Total Bonds		$2,960,835,949
Convertible Preferred Stocks – 0.7%
Automotive – 0.2%
Aptiv PLC, 5.5%	122,000	$13,093,040
Medical Equipment – 0.3%
Boston Scientific Corp., 5.5%	214,080	$24,580,666
Telecommunications - Wireless – 0.2%
T-Mobile USA, Inc., 5.25% (a)	16,855	$19,309,610
Total Convertible Preferred Stocks		$56,983,316
Preferred Stocks – 0.7%
Computer Software - Systems – 0.2%
Samsung Electronics Co. Ltd.	435,195	$17,511,314
Consumer Products – 0.5%
Henkel AG & Co. KGaA	532,114	$37,035,486
Total Preferred Stocks		$54,546,800
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 4.02% (v)	90,064,494	$90,091,514

Other Assets, Less Liabilities – (0.8)%		(63,306,725)
Net Assets – 100.0%		$7,536,422,294
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $90,091,514 and $7,509,637,505, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $592,460,309, representing 7.9% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

Portfolio of Investments (unaudited) – continued
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 12/31/22
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	191	$39,169,922	March – 2023	$28,277
U.S. Treasury Ultra Note 10 yr	Short	USD	1,216	143,830,000	March – 2023	1,235,402
						$1,263,679
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	2,040	$220,176,564	March – 2023	$(230,367)
U.S. Treasury Ultra Bond	Long	USD	515	69,170,937	March – 2023	(2,789,153)
						$(3,019,520)
At December 31, 2022, the fund had liquid securities with an aggregate value of $4,443,564 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of December 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,324,703,781	$19,309,610	$—	$4,344,013,391
Germany	72,499,729	—	—	72,499,729
Switzerland	31,945,104	—	—	31,945,104
Canada	26,899,706	—	—	26,899,706
Taiwan	23,161,697	—	—	23,161,697
France	18,559,851	—	—	18,559,851
South Korea	—	17,511,314	—	17,511,314
United Kingdom	14,210,764	—	—	14,210,764
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	581,080,046	—	581,080,046
Non - U.S. Sovereign Debt	—	10,128,756	—	10,128,756
Municipal Bonds	—	20,054,859	—	20,054,859
U.S. Corporate Bonds	—	713,555,686	—	713,555,686
Residential Mortgage-Backed Securities	—	948,562,224	—	948,562,224
Commercial Mortgage-Backed Securities	—	127,448,623	—	127,448,623
Asset-Backed Securities (including CDOs)	—	283,246,484	—	283,246,484
Foreign Bonds	—	276,759,271	—	276,759,271
Mutual Funds	90,091,514	—	—	90,091,514
Total	$4,602,072,146	$2,997,656,873	$—	$7,599,729,019
Other Financial Instruments
Futures Contracts – Assets	$1,263,679	$—	$—	$1,263,679
Futures Contracts – Liabilities	(3,019,520)	—	—	(3,019,520)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$177,296,073	$308,410,861	$395,634,431	$8,883	$10,128	$90,091,514
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,292,270	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.